Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s) (g)	Company Selected Performance Measure ROE (h)
					Total Shareholder Return (“TSR”) (e)	Peer Group TSR (f)
2024	1,706,254	1,543,038	739,234	712,877	87.09	147.87	(28,059)	(5.84)%
2023	1,476,768	506,038	818,953	335,244	74.73	106.87	48,176	10.57%
2022	1,902,010	1,230,105	773,436	560,992	101.04	110.67	71,681	14.49%
2021	1,842,107	2,298,530	919,985	850,822	115.44	132.19	76,870	14.03%
2020	1,646,713	1,608,566	860,270	712,813	88.20	92.50	69,829	13.51%

Company Selected Measure Name	ROE
Named Executive Officers, Footnote	Reflects the total compensation reported for Mr. Handy (our Chief Executive Officer) in the “Total” column of the Summary Compensation Table for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Bank Index.
PEO Total Compensation Amount	$ 1,706,254	$ 1,476,768	$ 1,902,010	$ 1,842,107	$ 1,646,713
PEO Actually Paid Compensation Amount	$ 1,543,038	506,038	1,230,105	2,298,530	1,608,566
Adjustment To PEO Compensation, Footnote	Amounts listed under “Compensation Actually Paid to PEO” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to Mr. Handy during the applicable year. The following table reconciles this amount to the Summary Compensation Table Total for each corresponding year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (1)	Other Equity Award Adjustments (2)	Reported Change in the Actuarial Present Value of Pension Benefits (3)	Pension Benefit Adjustments (4)	Compensation Actually Paid to PEO
2024	1,706,254	(664,426)	501,210	—	—	1,543,038
2023	1,476,768	(495,328)	(475,402)	—	—	506,038
2022	1,902,010	(597,014)	(74,891)	—	—	1,230,105
2021	1,842,107	(563,399)	1,019,822	—	—	2,298,530
2020	1,646,713	(529,383)	491,236	—	—	1,608,566
(1)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(2)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts reported in this column represent the sum of the following:

Year	Year End Fair Value of Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	594,396	(93,076)	—	(42,710)	—	42,600	501,210
2023	338,727	(504,223)	—	(409,106)	—	99,200	(475,402)
2022	440,991	(497,450)	—	(74,695)	—	56,263	(74,891)
2021	688,165	214,644	—	62,695	—	54,318	1,019,822
2020	693,056	(131,885)	—	(95,576)	—	25,641	491,236
(3)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. Mr. Handy is not eligible for the Pension Plan.
(4)As noted in the prior footnote, Mr. Handy is not eligible for the Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 739,234	818,953	773,436	919,985	860,270
Non-PEO NEO Average Compensation Actually Paid Amount	$ 712,877	335,244	560,992	850,822	712,813
Adjustment to Non-PEO NEO Compensation Footnote	Amounts listed under “Average Compensation Actually Paid to Non PEO NEOs” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to the executives during the applicable year. The following table reconciles this amount to the Summary Compensation Table Average for each corresponding year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments (1)	Reported Change in the Actuarial Present Value of Pension Benefits (2)	Pension Benefit Adjustments (3)	Compensation Actually Paid to Non-PEO NEOs
2024	739,234	(193,139)	185,501	(74,876)	—	712,877
2023	818,953	(181,907)	(142,652)	(720,012)	83,408	335,244
2022	773,436	(222,324)	(19,713)	—	118,363	560,992
2021	919,985	(229,576)	384,485	(278,814)	109,486	850,822
2020	860,270	(202,052)	189,547	(643,102)	103,299	712,813
(1)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	218,353	(32,679)	—	(14,974)	—	14,801	185,501
2023	127,245	(174,283)	—	(118,631)	—	23,017	(142,652)
2022	164,222	(174,132)	—	(32,612)	—	22,809	(19,713)
2021	258,259	81,581	—	23,207	—	21,438	384,485
2020	264,522	(50,364)	—	(34,433)	—	9,822	189,547
(2)The amounts included in this column are the average amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year for Non-PEO NEOs. Mr. Gim and Ms. Noons are the only NEOs who were eligible for the Pension Plan.
(3)The average total pension benefit adjustments for each applicable year include the average aggregate of two components: (i) the actuarially determined service cost for services rendered by covered NEOs during the applicable year (the “service cost”); and (ii) the average entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2024	—	—	—
2023	83,408	—	83,408
2022	118,363	—	118,363
2021	109,486	—	109,486
2020	103,299	—	103,299

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five-year period presented. We are also choosing to provide supplemental information in this chart regarding our Core Net Income in order to provide greater context in light of our balance sheet repositioning. Core Net Income is objectively defined by S&P Global Market Intelligence as GAAP results adjusted to use net income after taxes and before extraordinary items, less net income attributable to non-controlling interest, gain on the sale of held to maturity and available for sale securities, amortization of intangibles, goodwill and nonrecurring items. S&P Global Market Intelligence uses a consistent tax rate in all tax adjusted metrics.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid and Return on Equity
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our ROE during the five-year period presented. We are also choosing to provide supplemental information in this chart regarding our Core ROE in order to provide greater context in light of our balance sheet repositioning. Core ROE is objectively defined by S&P Global Market Intelligence as GAAP results adjusted to use net income after taxes and before extraordinary items, less net income attributable to non-controlling interest, gain on the sale of held to maturity and available for sale securities, amortization of intangibles, goodwill and nonrecurring items. S&P Global Market Intelligence uses a consistent tax rate in all tax adjusted metrics.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between the Corporation’s TSR over the five-year period presented to that of the peer group presented for this purpose, the Nasdaq Regional Bank Index and the Nasdaq Bank Index.
(a) Beginning in 2025, the Corporation will use the Nasdaq Regional Bank Index to compare TSR. This index provides a measure of performance of smaller, regional banks that operate primarily in specific geographic areas within the United States, as opposed to the national or multinational banks. We believe this is a better match to our corporate structure and may be more reflective of economic conditions and trends affecting smaller, regional banks. For purposes of the chart above, we have provided both the Nasdaq Regional Bank Index and the Nasdaq Bank Index.

Total Shareholder Return Amount	$ 87.09	74.73	101.04	115.44	88.20
Peer Group Total Shareholder Return Amount	147.87	106.87	110.67	132.19	92.50
Net Income (Loss)	$ (28,059)	$ 48,176	$ 71,681	$ 76,870	$ 69,829
Company Selected Measure Amount	(0.0584)	0.1057	0.1449	0.1403	0.1351
PEO Name	Mr. Handy	Mr. Handy	Mr. Handy
Additional 402(v) Disclosure	Reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers excluding Mr. Handy, who served as our CEO during each of the years listed, (collectively, the “non-PEO NEOs”) for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement. For purposes of this table, the non-PEO NEOs for 2024 and 2023 are Mses. Noons and Ryan and Messrs. Ohsberg and Wray; for 2022 and 2020 are Messrs. Gim, Ohsberg and Hagerty and Ms. Ryan; and for 2021, Messrs. Gim and Ohsberg and Mses. Noons and Ryan.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and the beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Corporation’s audited financial statements for the applicable year.Reflects the Corporation’s ROE as calculated under GAAP and reflected in the Corporation’s audited financial statements for the applicable year. ROE is a key performance metric in the short-term and long-term incentive programs, which represent a significant portion of compensation for the PEO and NEOs. We believe this metric is strongly aligned with shareholder value.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Return On Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Core ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Fully diluted earnings per share (EPS)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (664,426)	$ (495,328)	$ (597,014)	$ (563,399)	$ (529,383)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	501,210	(475,402)	(74,891)	1,019,822	491,236
PEO | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	594,396	338,727	440,991	688,165	693,056
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(93,076)	(504,223)	(497,450)	214,644	(131,885)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(42,710)	(409,106)	(74,695)	62,695	(95,576)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	42,600	99,200	56,263	54,318	25,641
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,139)	(181,907)	(222,324)	(229,576)	(202,052)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,501	(142,652)	(19,713)	384,485	189,547
Non-PEO NEO | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,876)	(720,012)	0	(278,814)	(643,102)
Non-PEO NEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	83,408	118,363	109,486	103,299
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	218,353	127,245	164,222	258,259	264,522
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(32,679)	(174,283)	(174,132)	81,581	(50,364)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(14,974)	(118,631)	(32,612)	23,207	(34,433)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 14,801	$ 23,017	$ 22,809	$ 21,438	$ 9,822